Loans, financing, debentures and hedge derivative financial instruments - Additional Information (Detail) R$ in Thousands, $ in Thousands					12 Months Ended
	Jul. 13, 2020 BRL (R$)	Jun. 21, 2019 BRL (R$)	Jun. 06, 2019 BRL (R$)	Oct. 06, 2016 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Jul. 13, 2020 USD ($)	Jun. 21, 2019 USD ($)	Jun. 06, 2019 USD ($)	Oct. 06, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans					R$ 8,832,815		R$ 9,188,527
Loan received					16,180,466		R$ 17,259,057
Reclassification to liabilities held for sale					241,748
Restricted Assets [member]
Disclosure of detailed information about borrowings [line items]
Restriction on encumbrance of assets					R$ 837,075	$ 150,000
Percent restricted consolidated tangible assets					15.00%
Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%		5.25%	5.25%				5.25%		5.25%	5.25%
Notes to foreign market	R$ 1,953,175	R$ 1,116,100	R$ 2,790,250	R$ 4,185,375				$ 350,000	$ 200,000	$ 500,000	$ 750,000
Borrowings, maturity date	June 2029	October 2026	June 2029	October 2026
Issue percent of face value	99.994%		100.00%	98.097%
Abastece Aí [member]
Disclosure of detailed information about borrowings [line items]
Short-term liabilities					R$ 4,564
Oxiteno México S.A de C.V [member]
Disclosure of detailed information about borrowings [line items]
Loan received | $						$ 20,000
Reclassification to liabilities held for sale					R$ 163,478
Borrowings, maturity date					April 2022
Long term interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate					5.32%	5.32%
Foreign loans [member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans					R$ 976,588	$ 175,000
Borrowings, interest rate basis					104.9% of DI
Banco do Brasil [member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Loan received					R$ 204,813
Borrowings, maturity date					May 2022
Banco do Brasil [member] | IPP [member] | Charges [member]
Disclosure of detailed information about borrowings [line items]
Loan received					R$ 1,646